Derivatives - Fair Values of Derivatives Designated As Hedge Instruments (Detail) - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Total	$ (7,721)	$ (3,343)
Interest rate swaps | Other assets
Derivatives, Fair Value [Line Items]
Derivative asset at fair value	0	5,601
Interest rate swaps | Derivative liabilities, current
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(5,899)	(8,381)
Interest rate swaps | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(238)	0
Foreign currency forward contracts | Derivative liabilities, current
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(1,584)	(267)
Foreign currency forward contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ 0	$ (296)